UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from November 1, 2018 to November 30, 2018
___________________________

Commission File Numbers: 333-141703-02; 333-167413; 333-191359; 333-205455-01; 333-228025-02	Commission File Numbers: 333-141703; 333-167413-02; 333-191359-02; 333-205455-02; 333-228025-01; 000-23108	Commission File Number: 333-205455; 333-228025	Commission File Numbers: 333-141703-01; 333-167413-01; 333-191359-01; 033-54804
Central Index Key Number: 0001407200	Central Index Key Number: 0000894329	Central Index Key Number: 0001645731	Central Index Key Number: 0000894327
DISCOVER CARD EXECUTION NOTE TRUST	DISCOVER CARD MASTER TRUST I	DISCOVER FUNDING LLC	DISCOVER BANK
(Exact name of the issuing entity in respect of the Notes as specified in its charter)	(Exact name of the issuing entity in respect of the Series 2007-CC Collateral Certificate)	(Exact name of the depositor as specified in its charter)	(Exact name of the sponsor as specified in its charter)
Delaware	Delaware	Delaware	Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)	(State or jurisdiction of incorporation or organization of the issuing entity)	(State or jurisdiction of incorporation or organization of the depositor)	(State or jurisdiction of incorporation or organization of the sponsor)
c/o Wilmington Trust Company, Rodney Square North 1100 North Market Street, Wilmington, Delaware 19890-0001	c/o Discover Bank 12 Read’s Way New Castle, Delaware 19720	c/o Discover Bank 12 Read’s Way New Castle, Delaware 19720	12 Read’s Way New Castle, Delaware 19720
(Address of principal executive offices of the issuing entity)	(Address of principal executive offices of the issuing entity)	(Address of principal executive offices of the depositor)	(Address of principal executive offices of the sponsor)

Patricia S. Hall,
Vice President, Chief Financial Officer and Treasurer
Discover Funding LLC
(302) 323-7315
(Name and telephone number, including area code, of the person to contact in connection with this filing)
51-0020270
(I.R.S. Employer Identification No. of the sponsor)

47-4047337
(IRS Employer Identification No. of
the depositor)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
DiscoverSeries Class A Notes	[___]	[___]	[_X_]	[___]
DiscoverSeries Class B Notes	[___]	[___]	[_X_]	[___]
DiscoverSeries Class C Notes	[___]	[___]	[_X_]	[___]
DiscoverSeries Class D Notes	[___]	[___]	[_X_]	[___]
Credit Card Pass-Through Certificates	[___]	[___]	[_X_]	[___]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes: [_X_] No: [___].
PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The interest of Discover Card Execution Note Trust (the “Note Issuance Trust”) in credit card receivables is held solely in the form of an interest in a collateral certificate issued by Discover Card Master Trust I (the “Master Trust”). No assets securitized by Discover Bank and held by the Master Trust were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from November 1, 2018 to November 30, 2018. Discover Bank filed its most recent Form ABS-15G on February 6, 2018. The CIK number of Discover Bank is 0000894327.

The information required by Items 1121(a) and 1121(b) of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

The Master Trust owns receivables in card accounts that have been selected at various times from the aggregate Discover card portfolio.  Therefore, the performance of the accounts designated to the Master Trust may differ materially from the performance of the aggregate Discover card portfolio, which consists of all card accounts originated by Discover Bank, including those that have not been designated to the Master Trust.

Item 1A. Asset-Level Information.

Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Nothing to report.

PART II – OTHER INFORMATION
Item 2. Legal Proceedings.

U.S. Bank National Association, not in its individual capacity but solely as indenture trustee, has provided the following information for inclusion in this Form 10-D:

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above. Previously, U.S. Bank disclosed that the most substantial case was: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 770 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.) (collectively, the “BlackRock cases”). U.S. Bank has entered into a settlement agreement that will resolve the BlackRock cases following approval of the dismissals by the applicable court. Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 3. Sales of Securities and Use of Proceeds.

Nothing to report.

Item 4. Defaults Upon Senior Securities.

Nothing to report.

Item 5. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 6. Significant Obligors of Pool Assets.
Not applicable.
Item 7. Change in Sponsor Interest in the Securities.
In accordance with the credit risk retention rules of Regulation RR, Discover Bank, as Sponsor, is required to retain an economic interest in the credit risk of the Master Trust receivables. The Sponsor intends to satisfy this obligation by maintaining a seller’s interest in the Master Trust, calculated in accordance with Regulation RR, that will equal not less than 5% of the aggregate unpaid principal balance of all DiscoverSeries notes, other than any notes that are at all times held by Discover Bank or one or more wholly-owned affiliates of Discover Bank. The required seller’s interest will be held by Discover Funding LLC through holding of the Transferor Interest, which represents an undivided interest in the receivables of the Master Trust that are not represented by outstanding certificates at any given time. The seller’s interest amount and percentage as of the end of the distribution period covered by this Form 10-D is provided in the report attached hereto as Exhibit 99.1.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Nothing to report.

Item 10. Exhibits.
Exhibit No.        Description

99.1     Series 2007‑CC Monthly Statement
99.2     DiscoverSeries Monthly Statement

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: December 14, 2018

DISCOVER FUNDING LLC
(as Depositor for Discover Card Master Trust I andDiscover Card Execution Note Trust and as registrant under Commission File Number 333-205455 and 333-228025)

By: /s/ Patricia S. Hall
Name: Patricia S. Hall
Title: Vice President, Chief Financial Officer and
Treasurer

DISCOVER BANK
(as registrant under Commission File Numbers
333-141703-01, 333-167413-01 and 333-191359-01)

By: /s/ Patricia S. Hall
Name: Patricia S. Hall
Title: Vice President, Chief Financial Officer and
Assistant Treasurer